Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Intangible assets subject to amortization:
Finite-lived intangible assets	¥ 1,233,021	¥ 1,166,265
Intangible assets not subject to amortization:
Other	7,873	7,958
Total	1,240,894	1,174,223
Software
Intangible assets subject to amortization:
Finite-lived intangible assets	887,780	833,297
Customer relationships
Intangible assets subject to amortization:
Finite-lived intangible assets	241,517	232,911
Core deposit intangibles
Intangible assets subject to amortization:
Finite-lived intangible assets	50,862	50,176
Trade names
Intangible assets subject to amortization:
Finite-lived intangible assets	39,647	38,771
Other
Intangible assets subject to amortization:
Finite-lived intangible assets	¥ 13,215	¥ 11,110